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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended      JUNE 30, 2007

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total: $         153367.516
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
XL CAP LTD       CL A    G98255105            1.517             18       SH         SOLE        00          18
AES CORP         COM     00130H105         3765.439         172095       SH         SOLE        00      172095
AMB PROPERTY CO  COM     00163T109           85.152           1600       SH         SOLE        00        1600
ABBOTT LABS      COM     002824100            4.177             78       SH         SOLE        00          78
ALEXANDRIA REAL  COM     015271109           91.979            950       SH         SOLE        00         950
ALLEGHENY TECHN  COM     01741R102         4560.182          43480       SH         SOLE        00       43480
AMERICA MOVIL S  SPON A  02364W105         6028.266          97340       SH         SOLE        00       97340
AMERICAN INTL G  COM     026874107         6623.998          94588       SH         SOLE        00       94588
AMGEN INC        COM     031162100            2.543             46       SH         SOLE        00          46
ARCHSTONE SMITH  COM     039583109          106.398           1800       SH         SOLE        00        1800
AVON PRODS INC   COM     054303102         5524.811         150335       SH         SOLE        00      150335
BP PLC           SPONSO  055622104          167.148           2317       SH         SOLE        00        2317
BED BATH & BEYO  COM     075896100            3.599            100       SH         SOLE        00         100
BOSTON PROPERTI  COM     101121101           81.704            800       SH         SOLE        00         800
BRISTOL MYERS S  COM     110122108           78.900           2500       SH         SOLE        00        2500
CB RICHARD ELLI  CL A    12497T101          109.500           3000       SH         SOLE        00        3000
CAMDEN PPTY TR   SH BEN  133131102           87.061           1300       SH         SOLE        00        1300
CAPITAL ONE FIN  COM     14040H105         5291.562          67460       SH         SOLE        00       67460
CISCO SYS INC    COM     17275R102         7608.119         273182       SH         SOLE        00      273182
CITIGROUP INC    COM     172967101         6108.229         119092       SH         SOLE        00      119092
CITIZENS COMMUN  COM     17453B101            4.581            300       SH         SOLE        00         300
COACH INC        COM     189754104         5608.133         118340       SH         SOLE        00      118340
CONSOLIDATED ED  COM     209115104           22.560            500       SH         SOLE        00         500
COUSINS PPTYS I  COM     222795106           60.921           2100       SH         SOLE        00        2100
DEVELOPERS DIVE  COM     251591103           79.065           1500       SH         SOLE        00        1500
DOMINION RES IN  COM     25746U109            4.402             51       SH         SOLE        00          51
DU PONT E I DE   COM     263534109            3.813             75       SH         SOLE        00          75
DUKE REALTY COR  COM NE  264411505           71.340           2000       SH         SOLE        00        2000
E M C CORP MASS  COM     268648102         7686.346         424660       SH         SOLE        00      424660
ENSCO INTL INC   COM     26874Q100         3027.621          49625       SH         SOLE        00       49625
EBAY INC         COM     278642103         4922.382         152964       SH         SOLE        00      152964
EQUITY RESIDENT  SH BEN  29476L107           91.260           2000       SH         SOLE        00        2000
ESSEX PPTY TR I  COM     297178105           93.040            800       SH         SOLE        00         800
EXXON MOBIL COR  COM     30231G102          316.395           3772       SH         SOLE        00        3772
FEDEX CORP       COM     31428X106         2714.326          24460       SH         SOLE        00       24460
GENENTECH INC    COM NE  368710406            3.026             40       SH         SOLE        00          40
GENERAL ELECTRI  COM     369604103         6517.744         170265       SH         SOLE        00      170265
GENERAL GROWTH   COM     370021107           68.835           1300       SH         SOLE        00        1300
ISTAR FINL INC   COM     45031U101           90.877           2050       SH         SOLE        00        2050
ILLINOIS TOOL W  COM     452308109         4903.924          90495       SH         SOLE        00       90495
INTEL CORP       COM     458140100         5103.079         214957       SH         SOLE        00      214957
INTUIT           COM     461202103            3.971            132       SH         SOLE        00         132
JOHNSON & JOHNS  COM     478160104         4357.828          70721       SH         SOLE        00       70721
KIMCO REALTY CO  COM     49446R109           76.140           2000       SH         SOLE        00        2000
LINCOLN NATL CO  COM     534187109         4636.583          65350       SH         SOLE        00       65350
MCGRAW HILL COS  COM     580645109            7.148            105       SH         SOLE        00         105
MCKESSON CORP    COM     58155Q103         2950.987          49480       SH         SOLE        00       49480
MEDTRONIC INC    COM     585055106            5.186            100       SH         SOLE        00         100
MERRILL LYNCH &  COM     590188108         6062.893          72540       SH         SOLE        00       72540
MICROSOFT CORP   COM     594918104         4583.823         155542       SH         SOLE        00      155542
NATIONAL OILWEL  COM     637071101         4493.265          43105       SH         SOLE        00       43105
NEWCASTLE INVT   COM     65105M108           85.238           3400       SH         SOLE        00        3400
NEWS CORP        CL A    65248E104         4096.818         193155       SH         SOLE        00      193155
NIKE INC         CL B    654106103         5049.663          86630       SH         SOLE        00       86630
NOVARTIS A G     SPONSO  66987V109         2917.883          52040       SH         SOLE        00       52040
OPENWAVE SYS IN  COM NE  683718308            0.207             33       SH         SOLE        00          33
ORACLE CORP      COM     68389X105            4.987            253       SH         SOLE        00         253
PEPSICO INC      COM     713448108           25.940            400       SH         SOLE        00         400
PROCTER & GAMBL  COM     742718109            3.671             60       SH         SOLE        00          60
PROLOGIS         SH BEN  743410102           85.350           1500       SH         SOLE        00        1500
QUALCOMM INC     COM     747525103         3337.993          76930       SH         SOLE        00       76930
REGENCY CTRS CO  COM     758849103           84.600           1200       SH         SOLE        00        1200
SIMON PPTY GROU  COM     828806109           74.432            800       SH         SOLE        00         800
STRYKER CORP     COM     863667101         4676.231          74120       SH         SOLE        00       74120
SYSCO CORP       COM     871829107         6064.783         183837       SH         SOLE        00      183837
THERMO FISHER S  COM     883556102         2966.918          57365       SH         SOLE        00       57365
VERIZON COMMUNI  COM     92343V104            1.606             39       SH         SOLE        00          39
VORNADO RLTY TR  SH BEN  929042109           82.380            750       SH         SOLE        00         750
WAL MART STORES  COM     931142103         5912.238         122890       SH         SOLE        00      122890
WELLPOINT INC    COM     94973V107         2994.822          37515       SH         SOLE        00       37515